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January 18, 2005	WASHINGTON, D.C.
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Securities and Exchange Commission	SYDNEY
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Washington, D.C. 20459	TORONTO

Re:	Wright Express Corporation Registration Statement
on Form S-1 (Registration No. 333-120679)

Ladies and Gentlemen:

On behalf of Wright Express Corporation, a Delaware corporation (the “Company”), and pursuant to the Securities Act of 1933, as amended (the “Securities Act”), and the rules and regulations promulgated thereunder, we hereby submit for filing, via direct electronic transmission, Amendment No. 2 (“Amendment No. 2”) to the above-referenced Registration Statement (the “Registration Statement”), relating to the proposed initial public offering of common stock, par value $0.01, of the Company, marked to show changes from Amendment No. 1 to the Registration Statement filed with the Commission on January 3, 2005.

In connection with Amendment No. 2 to the Registration Statement, we have submitted an application to the Commission for confidential treatment, pursuant to Rule 406 under the Securities Act, of certain portions of Exhibit No. 10.10 to the Registration Statement. In addition, in accordance with Rule 102(a) of Regulation S-T, the Registration Statement includes Exhibit No. 10.10 in electronic form, with the sections desired to be maintained confidential redacted and appropriately marked.

Please call Gregory A. Fernicola at (212) 735-2918 or the undersigned at (212) 735-2103 if you have any questions concerning the enclosed material or desire further information or clarification in connection therewith.

Yours truly,

/s/ Nanda Monteiro

Nanda Monteiro

Enclosure